SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR DIVERSIFIED INTERNATIONAL FUND CLASS A, CLASS T, CLASS B, AND CLASS C DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR DIVERSIFIED INTERNATIONAL FUND INSTITUTIONAL CLASS DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
EMERGING ASIA FUND CLASS A, CLASS T,
CLASS B, AND CLASS C DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 26.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
EMERGING ASIA FUND
INSTITUTIONAL CLASS
DECEMBER 29, 1999 REVISED FEBRUARY 3, 2000
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR EMERGING MARKETS INCOME FUND CLASS A, CLASS T, CLASS B, AND CLASS C FEBRUARY 29, 2000
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 26.

(small solid bullet) FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.






SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR EMERGING MARKETS INCOME FUND INSTITUTIONAL CLASS FEBURARY 29, 2000
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet) FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.





SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR GLOBAL EQUITY FUND
CLASS A, CLASS T,
CLASS B, AND CLASS C DECEMBER 29, 1999 PROSPECTUS

The followin   g information replaces similar information found in the
"Fund Management" section on page 23.

   FMR pays FMR U.K., FMR Far East, and FIIA for providing
sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR
Far East in turn pays FIJ for providing sub-advisory servi    ces.

The following information replaces similar information found in the "Fund Distribution" section beginning on page 30.

Class T of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of the fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR GLOBAL EQUITY FUND
INSTITUTIONAL CLASS DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
INTERNATIONAL CAPITAL APPRECIATION FUND'S CLASS A, CLASS T,
CLASS B, AND CLASS C
DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

The following information replaces similar information found in the "Fund Distribution" section under the heading "Finder's Fee" on page 30.

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
INTERNATIONAL CAPITAL
APPRECIATION FUND'S
INSTITUTIONAL CLASS
DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
JAPAN FUND
CLASS A, CLASS T,
CLASS B AND CLASS C
DECEMBER 29, 1999 AS REVISED JUNE 16, 2000 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR
JAPAN FUND
INSTITUTIONAL CLASS
DECEMBER 29, 1999 AS REVISED JUNE 16, 2000 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 21.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR LATIN
AMERICA FUND
CLASS A, CLASS T,
CLASS B, AND CLASS C
DECEMBER 29, 1999
PROSPECTUS

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 7.

LATIN AMERICA. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. A small number of industries, including the telephone services industry, represent a large portion of the Latin American market as a whole. The Latin American market also tends to be relatively concentrated in certain issuers. For example, as of June 19, 2000, Telefonos de Mexico SA accounted for approximately 14% of the MSCI Emerging Markets Free-Latin America Index. The telephone services industry can be significantly affected by increasing competition, government regulation, and financing difficulties.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR LATIN
AMERICA FUND
INSTITUTIONAL CLASS
DECEMBER 29, 1999
PROSPECTUS

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 6.

LATIN AMERICA. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. A small number of industries, including the telephone services industry, represent a large portion of the Latin American market as a whole. The Latin American market also tends to be relatively concentrated in certain issuers. For example, as of June 19, 2000, Telefonos de Mexico SA accounted for approximately 14% of the MSCI Emerging Markets Free-Latin America Index. The telephone services industry can be significantly affected by increasing competition, government regulation, and financing difficulties.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR OVERSEAS FUND
CLASS A, CLASS T,
CLASS B, CLASS C
DECEMBER 29, 1999
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR OVERSEAS FUND
INSTITUTIONAL CLASS
DECEMBER 29, 1999
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR MUNICIPAL INCOME FUND
FUNDS OF FIDELITY ADVISOR SERIES II AND FIDELITY ADVISOR SERIES VIII CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL CLASS
DECEMBER 29, 1999
REVISED JUNE 16, 2000
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA" SECTION BEGINNING ON PAGE 33.

The telephone services industry comprised a major segment of the Latin American market as a whole, as represented by the MSCI Emerging Markets Free - Latin America Index as of June 19, 2000. The pace of the privatization of most of Latin America's telephone services companies has been accelerating and is generally expected to ameliorate the industry's worsening infrastructure problems and substantially expand and improve services to the consumer. Following the privatization and breakup of many of Latin America's telecommunications monopolies, telephone services companies are now faced with an increasingly competitive operating environment that could substantially affect their profit margins adversely. In addition, because these companies are regulated providers of a highly visible basic service, in a sovereign stress scenario a company may not be permitted to pass on increased operating expenses or devaluation-related price increases directly and immediately to consumers. Attempts by management to undertake restructuring initiatives, such as cutting employment overhead, could also meet with strong government and union opposition. Latin America countries have periodically experienced sharp economic slowdowns, high interest rates, and spiraling inflation. In this environment, the earnings and profits of telephone services companies could be particularly vulnerable. Access to capital could be substantially restricted by the market's reaction to regional or global economic crisis. Because telephone services companies issue among Latin America's most liquid stocks, they may be among the first companies whose shares will be sold by foreign investors seeking to repatriate their overseas investments in times of regional or global crisis. Accordingly, shares of telephone services companies may be subject to a high degree of price volatility in these situations.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 91.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 99.

On behalf of Advisor High Yield, Advisor High Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America ,Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. On behalf of Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity, FIIA, in turn, has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 99.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 99.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets        Annualized Fee Rate

 from $0 - $500 million      0.30%

 $500 million - $1 billion   0.25%

 over  $1 billion            0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

(small solid bullet) FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets          Annualized Fee Rate

 from $0 - $200 million        0.30%

 $200 million - $500 million   0.25%

 over  $500 million            0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR STRATEGIC INCOME FUND
A FUND OF FIDELITY ADVISOR SERIES II
FIDELITY ADVISOR EMERGING MARKETS INCOME FUND
A FUND OF FIDELITY ADVISOR SERIES VIII
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
 FEBRUARY 29, 2000
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 35.

J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), HCA - The Healthcare Company (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 35.

ROBERT A. LAWRENCE (47), is Vice President of Advisor Strategic Income and Advisor Emerging Markets Income (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund (1995) and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR (1993).

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 35.

BART A. GRENIER (40), is Vice President of certain High Income Bond Funds (1997 through February 29, 2000). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 41.

On behalf of Advisor Strategic Income and Advisor Emerging Markets Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 42.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 42.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets        Annualized Fee Rate

 from $0 - $500 million      0.23%

 $500 million - $1 billion   0.20%

 over  $1 billion            0.17%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

(small solid bullet) FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets          Annualized Fee Rate

 from $0 - $200 million        0.20%

 $200 million - $500 million   0.17%

 over  $500 million            0.15%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 42.

For discretionary investment management and execution of portfolio transactions, fees paid to FIIA and FIIA(U.K.)L on behalf of Advisor Strategic Income for the past three fiscal years are shown in the table below.

Fiscal Year Ended December 31  FIIAA     FIIA(U.K.)LB

Advisor Strategic Income

1999                           $ 99,344  $ 33,170

1998                           $ 0       $ 0

1997                           $ 0       $ 0

A Prior to August 1, 1999, FMR paid FIIA a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

B Prior to July 1, 2000, FIIA paid FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.